Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
Trade payables	$ 4,172	$ 4,849
Accrued and other liabilities	34,280	18,459
Accounts payable and accrued liabilities	$ 38,452	$ 23,308